Cover	Dec. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2025
Entity File Number	000-53737
Entity Registrant Name	SUIC Worldwide Holdings Ltd.
Entity Central Index Key	0001394108
Entity Tax Identification Number	47-2148252
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	136-20 38th Ave.
Entity Address, Address Line Two	Unit 3G
Entity Address, City or Town	Flushing
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11354
City Area Code	929
Local Phone Number	391-2550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false